OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

December 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Ultra-Short Duration Fund (the “Registrant”)
Reg. No. 333-171815; File No. 811-22520

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 25, 2013.

Sincerely,

/s/ Amy Shapiro

Amy Shapiro

Vice President & Assistant Counsel

212-323-5922

ashapiro@ofiglobal.com

cc: K&L Gates

Gloria LaFond

Edward Gizzi, Esq.